CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible notes payable, net of unamortized discount		$ 0	$ 258,938
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	23,346,023	15,982,472	10,605,412
Common stock, shares outstanding	23,259,526	15,895,975	10,589,915
Preferred stock, shares par value		$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Treasury stock	86,497	86,497	15,497
Preferred Stock, Share Issued		0	0
Preferred Stock,Shares Outstanding		0	0
Series A Preferred Stock [Member]
Preferred stock, shares par value		$ 1.000	$ 1.000
Preferred stock, shares authorized		6,000,000	6,000,000
Preferred Stock, Share Issued		0	0
Preferred Stock,Shares Outstanding		0	0
Preferred Stock, liquidation preference		$ 0	$ 372,414